OTHER NON-CURRENT ASSETS (Details)	Dec. 31, 2023 CNY (¥)	Dec. 31, 2023 USD ($)	Dec. 31, 2022 CNY (¥)
OTHER NON-CURRENT ASSETS
Prepayment for an investment			¥ 7,000,000
Deposits	¥ 2,728,406		2,376,350
Prepayment for property, plant and equipment	2,231,253		1,914,411
Others	1,770,719		1,392,329
Other non-current assets	¥ 6,730,378	$ 947,954	¥ 12,683,090